Intangible Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition cost	$ 71,535	$ 71,535
Accumulated amortization	(65,247)	(46,185)
Time charters with favorable terms net book value	$ 6,288	$ 25,350